THE BERKSHIRE FUNDS 475 Milan Drive, Suite #103 San Jose, CA 95134

May 1, 2020 U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: The Berkshire Funds (the "Registrant") File Nos. 333-21089 and 811-08043

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post Effective Amendment No. 38, which was filed with the Commission on April 29, 2020 and (ii) that Post-Effective Amendment No. 38 has been filed electronically with the Commission.

Very truly yours, /s/ Malcolm R. Fobes III Malcolm R. Fobes III Chairman & CEO